CONSOLIDATED STATEMENT OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Income for the year before income tax from continuing operations	$ 14,406,097	$ 36,171,554	$ 8,541,309
Income for the year before income tax from discontinued operations	0	505,823	1,817,207
Income for the year before income tax	14,406,097	36,677,377	10,358,516
Adjustments to reconcile income for the year before income tax to net cash flows:
Depreciation of property, plant and equipment	1,969,717	1,757,620	1,849,230
Loss (gain) on replacement/disposal of property, plant and equipment	0	160,567	2,078
Impairment of property, plant and equipment and intangible assets	4,404,442	0	0
Amortization of intangible assets	1,421,176	537,912	635,385
Discount of accounts receivables and payables, net	223,885	0	0
CVO receivables update	0	(16,947,737)	0
Interest earned from customers	(6,435,008)	(2,497,175)	(673,144)
Finance income	(3,600,707)	(3,507,676)	(2,397,964)
Finance expenses	15,924,867	9,692,797	1,846,995
Share of the profit of associates	(1,113,297)	(1,652,445)	(1,804,460)
Material and spare parts impairments	31,568	(3,780)	7,930
Share-based payments	48,557	20,566	0
Movements in provisions, and long-term employee benefit plan expense	81,098	0	239,642
Foreign exchange difference for trade receivables	(11,912,288)	(17,542,426)	(179,521)
Income from the sale of La Plata plant	0	(720,705)	0
Loss on net monetary position	(11,925,746)	(4,533,355)	(1,179,750)
Working capital adjustments:
Decrease (Increase) in trade and other receivables	12,768,727	7,979,436	(854,648)
(Increase) Decrease in other non-financial assets and inventories	(1,193,298)	(47,303)	(528,437)
Increase (Decrease) in trade and other payables, other non-financial liabilities and liabilities from employee benefits	1,717,860	2,781,707	(83,817)
Total	16,817,650	12,155,380	7,238,035
Interest received from customers	4,831,912	68,237	183,511
Income tax paid	(9,675,737)	(6,522,549)	(1,787,177)
Net cash flows provided by operating activities	11,973,825	5,701,068	5,634,369
Investing activities
Purchase of property, plant and equipment	(17,504,542)	(10,705,125)	(8,821,999)
Acquisition of thermal Station Brigadier Lopez	(8,466,454)	0	0
Cash flows generated from the sale of the La Plata plant	0	962,845	0
Dividends received	737,068	1,492,304	91,484
Sale of financial assets, net	(2,670,381)	450,174	3,682,929
(Purchase) Sale of investments in associates	0	0	(14)
Net cash flows used in investing activities	(27,904,309)	(7,799,802)	(5,047,600)
Financing activities
Bank and investment accounts overdrafts received (paid), net	1,468,059	(35,595)	(1,675,341)
Loans received	20,726,175	6,730,134	4,370,123
Loans paid	(1,157,931)	(3,222,956)	(2,545,609)
Borrowings received from CAMMESA	0	0	1,574,572
Interest and other financial costs paid	(2,965,780)	(709,849)	(109,308)
Dividends paid	(1,132,143)	(2,180,788)	(2,905,937)
Contributions from non-controlling interests	193,913	476,517	765,719
Net cash flows provided by (used in) financing activities	17,132,293	1,057,463	(525,781)
Increase (Decrease) in cash and cash equivalents	1,201,809	(1,041,271)	60,988
Exchange difference and other financial results	634,961	2,048,075	103,034
Monetary results effect on cash and cash equivalents	(696,637)	(854,379)	(47,774)
Cash and cash equivalents, beginning	353,735	201,310	85,062
Cash and cash equivalents, ending	$ 1,493,868	$ 353,735	$ 201,310